Risk Management and Report (Details) - Schedule of Potential Profit and Loss Impact on FVOCI portfolio $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Schedule Of Potential Profit And Loss Impact On Fvoci Portfolio Abstract
CLP Debt Instrument	$ (39,477)
CLF Debt Instrument	(56,968)
Interest rate USD offshore	(5,217)
Domestic/offshore interest rate spread USD
Banking spread	(6,076)
Corporative spread	(22,474)
Total	$ (130,212)